Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net
Trade and other receivables are recorded at cost, net of allowances for credit losses.

	December 31,
($ thousands)	2019	2018
Gross	1,057,489	1,008,509
Allowance for credit losses	(51,362)	(59,424)
Net	1,006,127	949,085

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	(59,424)	(53,323)	(58,884)
Recoveries (provisions), net	2,920	(10,800)	(12,255)
Amounts written off as uncollectible	4,119	2,222	17,826
Foreign currency translation	729	2,869	(5,885)
Other	294	(392)	5,875
Balance at end of year	(51,362)	(59,424)	(53,323)